Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000186128 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000186128 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000186128 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186128 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000186128 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186128 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186128 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186128 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186128 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186128 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186128 | Sector0BNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000186128 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000186128 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000186128 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000186128 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247283 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000247283 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000247283 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247283 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247283 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247283 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247283 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247283 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247283 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247283 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247283 | Sector0BNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000247283 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000247283 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247283 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247283 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%